Employment, Post-Employment Benefits and Share Compensation Plans - Movement in employee benefit obligations (Details) - France - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset)
As of January 1	€ (14,872)	€ (14,499)
Benefit payments from the employer	1,239	617
Current service cost	(1,463)	(1,266)
Past service costs		830
Effect of curtailment	1,762
Operating costs, net	299	(436)
Interest expense (income)	(374)	(428)
Amount recognized in the Income Statement	(76)	(864)
(Gain)/loss from change in demographic assumptions	989	(12)
(Gain)/loss from change in financial assumptions	696	(105)
(Gain)/loss from experience	(219)	(8)
Thereof - amounts recognized in the Income Statement	244
Thereof - amounts recognized in Other Comprehensive Income	1,222	(125)
As of December 31	€ (12,241)	€ (14,872)